Organization, Description of Business and Going Concern (Details Narrative)	Oct. 02, 2024 $ / shares shares	Jun. 19, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Oct. 30, 2025 shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 01, 2024 shares	Dec. 12, 2023 $ / shares shares	Dec. 12, 2023 $ / shares shares	Jul. 15, 2015 shares	Dec. 05, 2012 shares
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares authorized			500,000,000		6,666,666,666.67	100,000,000
Common stock, par value | $ / shares			$ 0.001		$ 0.000075	$ 0.000005
Common stock, shares issued					1,000,000	15,000,000
Common stock, shares outstanding					1,000,000	15,000,000
Issued share capital			1
Board of Directors [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares authorized	100,000,000,000
Common stock, par value | $ / shares	$ 0.000005
Issued share capital	15,000,000						20,000,000
Shares surrendered	5,000,000
Board of Directors [Member] | Previously Reported [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value | $ / shares	$ 0.001
Northen Star Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Issued share capital		951
Fitness Champs Holdings Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Authorized share capital amount | $			$ 500,000
Common stock, shares authorized			500,000,000
Common stock, par value | $ / shares			$ 0.001
Fitness Champs Pte Ltd [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued		10,000
Issued share capital											10,000
Fitness Champs Pte Ltd [Member] | Northen Star Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Issued share capital		10,000
Fitness Champs Pte Ltd [Member] | Joyce Lee Jue Hui [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued		10,000
Fitness Champs Aquatics Pte Ltd [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued		1,000
Issued share capital										1,000
Fitness Champs Aquatics Pte Ltd [Member] | Northen Star Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Issued share capital		1,000
Fitness Champs Aquatics Pte Ltd [Member] | Joyce Lee Jue Hui [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued		1,000
Northen Star Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares authorized								50,000	50,000
Common stock, par value | (per share)								$ 1.00	$ 1.00
Issued share capital		49
Northen Star Limited [Member] | Joyce Lee Jue Hui [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares outstanding								1,000	1,000
Issued share capital		951
Northen Star Limited [Member] | Ms. Lee [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares outstanding								1,000	1,000
Fitness Champs Excellence Sports Academy LLC [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Common stock, shares issued				100
Big Treasure Investments Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		64,717
Restructuring percentage		64.72%
Issued share capital		64,719
Biostar Developments Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		4,440
Restructuring percentage		4.44%
Issued share capital		4,440
Easy Builder Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		19,090
Restructuring percentage		19.09%
Issued share capital		19,090
Creative Path Holdings Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		4,900
Restructuring percentage		4.90%
Issued share capital		4,900
True Height Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		1,950
Restructuring percentage		1.95%
Issued share capital		1,950
Fuji Investment Limited [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Restructuring shares		4,900
Restructuring percentage		4.90%
Issued share capital		4,901
Fuji Investment Limited [Member] | Joyce Lee Jue Hui [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Issued share capital		49
Fitness Holdings [Member]
OrganizationDescriptionOfBusinessAndGoingConcernLineItems [Line Items]
Issued share capital		100,000